Thrivent Moderately Aggressive Allocation Portfolio Expense Example - Thrivent Moderately Aggressive Allocation Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,192